Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Party Transactions

26. Related Party Transactions
The Company's related parties include its subsidiaries, and key management personnel. Transactions with the Company's subsidiaries have been eliminated upon consolidation.
Compensation of key management personnel
Key management personnel compensation is summarized as follows:

	2025	2024
Short-term employee benefits(1)	$1,964	$1,447
Share-based compensation(2)	1,022	853
	$2,986	$2,300
(1)Includes annual salaries and short-term incentives.
(2)Includes annual stock option grants, DSUs, and RSUs.
During the year, the Company incurred $0.1 million in expenses with companies which had a common director (2024 - nil).
As at December 31, 2025, $0.7 million (2024 - $0.1 million) was due to related parties, including companies with a common director and key management personnel. These balances primarily relate to payroll expenses, consulting fees, bonus accruals, and other expenses.